36. Financial Instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		R$ 6,886,182
Interest rate risk and monetary variation, projected scenario, probable	R$ 280,219
Interest rate risk and monetary variation, projected scenario 1	210,158
Interest rate risk and monetary variation, projected scenario 2	140,123
Financial assets | Bonds and securities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		219,663
Interest rate risk and monetary variation, projected scenario, probable	14,827
Interest rate risk and monetary variation, projected scenario 1	11,115
Interest rate risk and monetary variation, projected scenario 2	7,424
Financial assets | Collaterals and escrow accounts
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		59,372
Interest rate risk and monetary variation, projected scenario, probable	4,008
Interest rate risk and monetary variation, projected scenario 1	3,005
Interest rate risk and monetary variation, projected scenario 2	2,006
Financial assets | CRC transferred to the State Government of Paraná
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		1,516,362
Interest rate risk and monetary variation, projected scenario, probable	68,236
Interest rate risk and monetary variation, projected scenario 1	51,177
Interest rate risk and monetary variation, projected scenario 2	34,118
Financial assets | Sectorial financial assets
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		343,218
Interest rate risk and monetary variation, projected scenario, probable	23,167
Interest rate risk and monetary variation, projected scenario 1	17,375
Interest rate risk and monetary variation, projected scenario 2	11,584
Financial assets | Accounts receivable related to the concession
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		4,510,122
Interest rate risk and monetary variation, projected scenario, probable	169,981
Interest rate risk and monetary variation, projected scenario 1	127,486
Interest rate risk and monetary variation, projected scenario 2	84,991
Financial assets | Accounts receivable related to the concession compensation
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		68,859
Interest rate risk and monetary variation, projected scenario, probable	0
Interest rate risk and monetary variation, projected scenario 1	0
Interest rate risk and monetary variation, projected scenario 2	0
Financial assets | State of Paraná - Government Programs
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		130,417
Interest rate risk and monetary variation, projected scenario, probable	0
Interest rate risk and monetary variation, projected scenario 1	0
Interest rate risk and monetary variation, projected scenario 2	0
Financial assets | Mutual Related Parties
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		38,169
Interest rate risk and monetary variation, projected scenario, probable	0
Interest rate risk and monetary variation, projected scenario 1	0
Interest rate risk and monetary variation, projected scenario 2	0
Financial liabilities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(11,335,278)
Interest rate risk and monetary variation, projected scenario, probable	(712,389)
Interest rate risk and monetary variation, projected scenario 1	(890,485)
Interest rate risk and monetary variation, projected scenario 2	(1,068,580)
Financial liabilities | Loans and financing Banco do Brasil
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(1,165,123)
Interest rate risk and monetary variation, projected scenario, probable	(78,646)
Interest rate risk and monetary variation, projected scenario 1	(98,307)
Interest rate risk and monetary variation, projected scenario 2	(117,969)
Financial liabilities | Loans and financing BNDES
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(1,510,327)
Interest rate risk and monetary variation, projected scenario, probable	(101,947)
Interest rate risk and monetary variation, projected scenario 1	(127,434)
Interest rate risk and monetary variation, projected scenario 2	(152,921)
Financial liabilities | Loans and financing Promissory notes
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(529,919)
Interest rate risk and monetary variation, projected scenario, probable	(35,770)
Interest rate risk and monetary variation, projected scenario 1	(44,712)
Interest rate risk and monetary variation, projected scenario 2	(53,654)
Financial liabilities | Loans and financing Banco do Brasil - Distribution of Funds from BNDES
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(118,373)
Interest rate risk and monetary variation, projected scenario, probable	(7,990)
Interest rate risk and monetary variation, projected scenario 1	(9,988)
Interest rate risk and monetary variation, projected scenario 2	(11,985)
Financial liabilities | Loans and financing Caixa Econômica Federal
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(498)
Interest rate risk and monetary variation, projected scenario, probable	(34)
Interest rate risk and monetary variation, projected scenario 1	(42)
Interest rate risk and monetary variation, projected scenario 2	(50)
Financial liabilities | Other
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(345,995)
Interest rate risk and monetary variation, projected scenario, probable	0
Interest rate risk and monetary variation, projected scenario 1	0
Interest rate risk and monetary variation, projected scenario 2	0
Financial liabilities | Debentures
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(5,358,247)
Interest rate risk and monetary variation, projected scenario, probable	(361,682)
Interest rate risk and monetary variation, projected scenario 1	(452,102)
Interest rate risk and monetary variation, projected scenario 2	(542,523)
Financial liabilities | Debentures
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(545,967)
Interest rate risk and monetary variation, projected scenario, probable	(21,511)
Interest rate risk and monetary variation, projected scenario 1	(26,889)
Interest rate risk and monetary variation, projected scenario 2	(32,267)
Financial liabilities | Debentures
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(166,764)
Interest rate risk and monetary variation, projected scenario, probable	(11,257)
Interest rate risk and monetary variation, projected scenario 1	(14,071)
Interest rate risk and monetary variation, projected scenario 2	(16,885)
Financial liabilities | Suppliers - renegotiation of gas
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(73,076)
Interest rate risk and monetary variation, projected scenario, probable	(3,332)
Interest rate risk and monetary variation, projected scenario 1	(4,165)
Interest rate risk and monetary variation, projected scenario 2	(4,998)
Financial liabilities | Sectorial financial liabilities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(283,519)
Interest rate risk and monetary variation, projected scenario, probable	(19,138)
Interest rate risk and monetary variation, projected scenario 1	(23,922)
Interest rate risk and monetary variation, projected scenario 2	(28,706)
Financial liabilities | Ordinary financing of taxes with the federal tax authorities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(148,845)
Interest rate risk and monetary variation, projected scenario, probable	(10,079)
Interest rate risk and monetary variation, projected scenario 1	(12,599)
Interest rate risk and monetary variation, projected scenario 2	(15,118)
Financial liabilities | Pert
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(533,671)
Interest rate risk and monetary variation, projected scenario, probable	(35,991)
Interest rate risk and monetary variation, projected scenario 1	(44,989)
Interest rate risk and monetary variation, projected scenario 2	(53,986)
Financial liabilities | Payable related to concession
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(507,560)
Interest rate risk and monetary variation, projected scenario, probable	(23,145)
Interest rate risk and monetary variation, projected scenario 1	(28,931)
Interest rate risk and monetary variation, projected scenario 2	(34,717)
Financial liabilities | Payable related to concession
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		R$ (47,394)
Interest rate risk and monetary variation, projected scenario, probable	(1,867)
Interest rate risk and monetary variation, projected scenario 1	(2,334)
Interest rate risk and monetary variation, projected scenario 2	R$ (2,801)